REVENUES (Revenues by Product) (Details)	1 Months Ended	9 Months Ended
	Mar. 31, 2020 CNY (¥) MWh	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues		¥ 25,704,880,250	$ 3,785,919,679	¥ 20,216,829,408
Solar Modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues		23,912,985,770		19,512,340,122
Silicon Wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues		314,461,103		514,771,881
Solar Cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues		209,893,108		167,621,923
Sales of solar Projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 1,197,700,000	1,197,712,617		0
Quantity of solar modules sold | MWh	155
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues		¥ 69,827,652		¥ 22,095,482